Related Party Balances and Transactions - Schedule of Amount Due from Related Parties (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Jiamei [Member]
Related Party Transaction [Line Items]
Nature	Accounts receivable
Total amounts due from related parties	$ 516,920	$ 66,414	$ 570,149
Related Party [Member]
Related Party Transaction [Line Items]
Total amounts due from related parties	$ 516,920	$ 66,414	$ 570,149